Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Mr. Joseph G. Cremonese [Member]
Retainer fee			$ 9,000
Option granted			20,000
Consulting expenses			0	$ 55,200	$ 55,200	$ 108,000
Mr. Reinhard Vogt [Member]
Retainer fee			12,500
Fees paid			$ 0	$ 88,500	$ 215,700	966,600
Consulting fees	$ 0	$ 61,463				$ 207,900
Stock option, share						125,000
Stock option, value						$ 758,700